UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/16 (Unaudited)

COMMON STOCKS (51.2%)(a)
			Shares	Value

Basic materials (1.6%)

Adecoagro SA (Argentina)(NON)			3,850	$39,963

Akzo Nobel NV (Netherlands)			9,515	594,226

Albemarle Corp.			3,800	327,104

ArcelorMittal SA (France)(NON)			33,882	249,803

Asahi Kasei Corp. (Japan)			76,000	661,662

Ashland Global Holdings, Inc.			434	47,432

BASF SE (Germany)			28,899	2,695,148

Bemis Co., Inc.			1,169	55,902

Boliden AB (Sweden)			61,962	1,614,183

Cabot Corp.			13,200	667,128

Celanese Corp. Ser. A			33,300	2,622,042

Cemex SAB de CV ADR (Mexico)(S)			7,900	63,437

Compagnie De Saint-Gobain (France)			4,843	225,521

Covestro AG (Germany)			13,473	926,854

CRH PLC (Ireland)			6,953	240,311

Evonik Industries AG (Germany)			46,789	1,393,137

Fletcher Building, Ltd. (New Zealand)			14,866	109,197

Fortescue Metals Group, Ltd. (Australia)			75,294	317,950

Fresnillo PLC (Mexico)			10,864	161,335

Glencore PLC (United Kingdom)(NON)			101,597	341,477

Graphic Packaging Holding Co.			127,900	1,596,192

Hitachi Chemical Co., Ltd. (Japan)			19,600	489,102

Hitachi Metals, Ltd. (Japan)			9,000	121,617

Johnson Matthey PLC (United Kingdom)			19,514	762,493

Kajima Corp. (Japan)			46,000	317,562

Kansai Paint Co., Ltd. (Japan)			10,900	200,452

Kumagai Gumi Co., Ltd. (Japan)			163,000	417,615

Kuraray Co., Ltd. (Japan)			24,400	365,119

LafargeHolcim, Ltd. (Switzerland)			11,090	582,564

LANXESS AG (Germany)			3,871	253,637

Mitsubishi Chemical Holdings Corp. (Japan)			43,600	280,959

Mitsubishi Gas Chemical Co., Inc. (Japan)			19,000	323,522

Mitsubishi Materials Corp. (Japan)			5,700	174,003

Monsanto Co.			1,600	168,336

Newcrest Mining, Ltd. (Australia)			5,127	72,289

Newmont Mining Corp.			209,800	7,147,886

Reliance Steel & Aluminum Co.			24,198	1,924,709

Rio Tinto PLC (United Kingdom)			9,253	352,360

RPC Group PLC (United Kingdom)			25,075	328,047

Sherwin-Williams Co. (The)			604	162,319

Shin-Etsu Chemical Co., Ltd. (Japan)			5,200	400,767

Sika AG (Switzerland)			99	475,547

Skanska AB (Sweden)			41,559	979,488

Sociedad Quimica y Minera de Chile SA ADR (Chile)			5,700	163,305

Sonoco Products Co.			1,047	55,177

Steel Dynamics, Inc.			47,900	1,704,282

Stora Enso OYJ Class R (Finland)			73,238	784,550

Syngenta AG (Switzerland)			480	189,687

Taisei Corp. (Japan)			87,000	608,105

UPM-Kymmene OYJ (Finland)			49,061	1,202,334

voestalpine AG (Austria)			8,812	345,962

W.R. Grace & Co.			14,700	994,308

Yara International ASA (Norway)			28,832	1,135,352

				38,433,459
Capital goods (3.2%)

ABB, Ltd. (Switzerland)			2,314	48,713

ACS Actividades de Construccion y Servicios SA (Spain)			32,774	1,033,202

Airbus SE (France)			4,490	296,334

Allegion PLC (Ireland)			26,600	1,702,400

Allison Transmission Holdings, Inc.			175,609	5,916,267

AO Smith Corp.			37,600	1,780,360

Atlas Copco AB Class A (Sweden)			11,477	348,872

Avery Dennison Corp.			2,332	163,753

BAE Systems PLC (United Kingdom)			85,425	620,371

Berry Plastics Group, Inc.(NON)			36,970	1,801,548

BWX Technologies, Inc.			36,286	1,440,554

Carlisle Cos., Inc.			12,781	1,409,616

Crane Co.			8,800	634,656

Crown Holdings, Inc.(NON)			143,436	7,540,431

Daikin Industries, Ltd. (Japan)			1,200	109,896

Fluor Corp.			27,500	1,444,300

General Dynamics Corp.			1,524	263,134

GKN PLC (United Kingdom)			36,167	147,333

Hitachi High-Technologies Corp. (Japan)			600	24,150

Honeywell International, Inc.			42,129	4,880,645

Ingersoll-Rand PLC			59,600	4,472,384

Jacobs Engineering Group, Inc.(NON)			22,300	1,271,100

Johnson Controls International PLC			9,171	377,753

JTEKT Corp (Japan)			8,200	130,742

KBR, Inc.			39,300	655,917

Komatsu, Ltd. (Japan)			8,000	180,569

Korea Aerospace Industries, Ltd. (South Korea)			1,315	72,753

Kyudenko Corp. (Japan)			14,300	382,804

MAN SE (Germany)			2,610	259,248

Mitsubishi Electric Corp. (Japan)			35,700	496,287

Mobileye NV (Israel)(NON)(S)			6,400	243,968

Northrop Grumman Corp.			41,416	9,632,533

NSK, Ltd. (Japan)			47,500	547,859

Quanta Services, Inc.(NON)			136,300	4,750,055

Raytheon Co.			68,538	9,732,396

Schindler Holding AG Part. Cert. (Switzerland)			1,391	242,976

Sumitomo Heavy Industries, Ltd. (Japan)			34,000	218,350

Thales SA (France)			12,794	1,239,660

Topre Corp. (Japan)			5,600	139,883

Vinci SA (France)			22,974	1,562,672

Waste Management, Inc.			82,993	5,885,034

Xylem, Inc.			42,300	2,094,696

				76,196,174
Communication services (1.9%)

ACC Claims Holding, LLC Class A (Units)(F)			221,940	1,332

AT&T, Inc.			4,508	191,725

BCE, Inc. (Canada)			10,846	468,770

BT Group PLC (United Kingdom)			138,100	625,364

Cable One, Inc.			1,200	746,076

Cellnex Telecom, SA 144A (Spain)			8,939	128,381

Com Hem Holding AB (Sweden)			57,600	549,239

Comcast Corp. Class A			2,884	199,140

Eutelsat Communications SA (France)			5,998	116,110

Hitachi Kokusai Electric, Inc. (Japan)			10,700	223,123

InterXion Holding NV (Netherlands)(NON)			6,300	220,941

Juniper Networks, Inc.			310,799	8,783,180

KDDI Corp. (Japan)			32,900	830,656

Liberty Global PLC Ser. C (United Kingdom)(NON)			6,500	193,050

NICE, Ltd. (Israel)			4,782	328,019

Nippon Telegraph & Telephone Corp. (Japan)			64,600	2,715,512

NTT DoCoMo, Inc. (Japan)			53,400	1,214,356

Orange SA (France)			43,625	662,044

PCCW, Ltd. (Hong Kong)			461,000	248,435

Safaricom, Ltd. (Kenya)			728,000	136,022

SFR Group SA (France)(NON)			10,339	291,496

Spark New Zealand, Ltd. (New Zealand)			120,895	285,842

Telecom Italia SpA RSP (Italy)			251,883	182,054

Telenor ASA (Norway)			55,349	825,231

Telstra Corp., Ltd. (Australia)			336,090	1,235,208

Verizon Communications, Inc.			434,591	23,198,468

Vodafone Group PLC (United Kingdom)			273,888	673,621

				45,273,395
Conglomerates (0.2%)

Mitsubishi Corp. (Japan)			20,500	435,609

Orkla ASA (Norway)			66,823	604,569

Siemens AG (Germany)			26,152	3,214,654

				4,254,832
Consumer cyclicals (7.6%)

Adidas AG (Germany)			2,402	379,614

Amazon.com, Inc.(NON)			24,530	18,394,311

Aramark			850	30,362

Aristocrat Leisure, Ltd. (Australia)			55,407	618,218

Asahi Glass Co., Ltd. (Japan)			23,000	156,263

Automatic Data Processing, Inc.			4,691	482,141

AutoZone, Inc.(NON)			430	339,610

Basso Industry Corp. (Taiwan)			93,000	268,499

Berkeley Group Holdings PLC (The) (United Kingdom)			2,249	77,739

Boral, Ltd. (Australia)			29,177	113,515

Bridgestone Corp. (Japan)			8,100	291,374

Carter's, Inc.			48,613	4,199,677

CBS Corp. Class B (non-voting shares)			3,073	195,504

CCC SA (Poland)			3,977	193,377

Christian Dior SE (France)			3,903	817,707

Cie Generale des Etablissements Michelin (France)			6,722	747,680

Clorox Co. (The)			43,633	5,236,833

Compass Group PLC (United Kingdom)			125,541	2,314,012

Continental AG (Germany)			716	139,380

Cox & Kings, Ltd. (India)			82,454	217,303

Criteo SA ADR (France)(NON)(S)			6,800	279,344

Dai Nippon Printing Co., Ltd. (Japan)			134,000	1,321,247

Daito Trust Construction Co., Ltd. (Japan)			4,100	615,783

Dalata Hotel Group PLC (Ireland)(NON)			141,453	653,555

Discovery Communications, Inc. Class A(NON)(S)			421,000	11,539,610

Dollar General Corp.			4,457	330,130

Electrolux AB Ser. B (Sweden)			21,799	541,241

Euronet Worldwide, Inc.(NON)			14,500	1,050,235

Fiat Chrysler Automobiles NV (Italy)			114,209	1,037,387

Flight Centre Travel Group, Ltd. (Australia)			10,286	231,436

Fuji Heavy Industries, Ltd. (Japan)			16,500	671,158

Global Mediacom Tbk PT (Indonesia)			1,616,100	73,346

Global Payments, Inc.			9,800	680,218

Hakuhodo DY Holdings, Inc. (Japan)			13,500	165,929

Harvey Norman Holdings, Ltd. (Australia)			244,065	904,454

Hasbro, Inc.			2,123	165,148

Hino Motors, Ltd. (Japan)			16,700	169,472

Home Depot, Inc. (The)			120,767	16,192,439

Howard Hughes Corp. (The)(NON)			3,800	433,580

Hyatt Hotels Corp. Class A(NON)			11,873	656,102

Industrivarden AB Class A (Sweden)			20,400	403,477

International Game Technology PLC			35,200	898,304

Interpublic Group of Cos., Inc. (The)			168,783	3,951,210

ISS A/S (Denmark)			7,029	236,842

ITV PLC (United Kingdom)			124,081	314,519

John Wiley & Sons, Inc. Class A			8,573	467,229

KAR Auction Services, Inc.			66,600	2,838,492

Kia Motors Corp. (South Korea)			11,961	388,103

Kimberly-Clark Corp.			52,866	6,033,068

Kingfisher PLC (United Kingdom)			433,136	1,865,245

Lagardere SCA (France)			8,259	229,419

Lear Corp.			31,600	4,182,892

Liberty Interactive Corp. Class A(NON)			48,000	959,040

Liberty SiriusXM Group Class A(NON)			51,400	1,774,328

Lowe's Cos., Inc.			154,664	10,999,704

Macy's, Inc.			11,500	411,815

Madison Square Garden Co. (The) Class A(NON)			3,121	535,283

Marks & Spencer Group PLC (United Kingdom)			114,566	493,280

Masco Corp.			201,400	6,368,268

Matahari Department Store Tbk PT (Indonesia)			160,100	178,720

Mazda Motor Corp. (Japan)			39,300	638,336

Namco Bandai Holdings, Inc. (Japan)			11,500	316,580

News Corp. Class A			148,700	1,704,102

News Corp. Class B			1,559	18,396

Nintendo Co., Ltd. (Japan)			3,300	689,850

Nippon Television Holdings, Inc. (Japan)			19,400	351,633

Nissan Motor Co., Ltd. (Japan)			73,200	734,380

Omnicom Group, Inc.			169	14,384

Owens Corning			45,100	2,325,356

Panasonic Corp. (Japan)			33,000	334,917

Pearson PLC (United Kingdom)			68,484	687,282

Peugeot SA (France)(NON)			35,511	578,908

PVH Corp.			44,035	3,973,718

RELX PLC (United Kingdom)			25,328	450,436

RELX NV (United Kingdom)			27,966	470,094

Renault SA (France)			11,918	1,059,723

RR Donnelley & Sons Co.			22,200	362,304

RTL Group SA (Belgium)			7,133	522,819

Scotts Miracle-Gro Co. (The) Class A			547	52,266

Securitas AB Class B (Sweden)			34,145	537,001

ServiceMaster Global Holdings, Inc.(NON)			50,921	1,918,194

Shimamura Co., Ltd. (Japan)			1,300	162,189

Sony Corp. (Japan)			14,800	411,308

Stanley Black & Decker, Inc.			18,100	2,075,889

Stroeer SE & Co. KGaA (Germany)(S)			6,268	274,532

Suzuki Motor Corp. (Japan)			3,100	108,819

TABCORP Holdings, Ltd. (Australia)			308,462	1,070,206

Taylor Wimpey PLC (United Kingdom)			111,910	210,173

Thor Industries, Inc.			12,000	1,200,600

TJX Cos., Inc. (The)			2,982	224,038

Toppan Printing Co., Ltd. (Japan)			36,000	343,089

TransUnion(NON)			19,600	606,228

TUI AG (Germany)			15,046	214,980

Twenty-First Century Fox, Inc.			157,922	4,428,133

Urban Outfitters, Inc.(NON)(S)			46,100	1,312,928

Vail Resorts, Inc.			10,423	1,681,334

Valeo SA (France)			18,521	1,064,209

Vantiv, Inc. Class A(NON)			56,205	3,350,942

Vista Outdoor, Inc.(NON)			11,000	405,900

Visteon Corp.			28,800	2,313,792

Wal-Mart Stores, Inc.			246,300	17,024,256

William Hill PLC (United Kingdom)			70,843	252,495

Wolters Kluwer NV (Netherlands)			20,329	735,172

World Fuel Services Corp.			16,239	745,532

WPP PLC (United Kingdom)			144,009	3,219,421

Yamaha Motor Co., Ltd. (Japan)			10,100	221,598

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			113,000	409,033

				178,261,646
Consumer staples (4.4%)

ALSO Holding AG (Switzerland)			1,289	113,814

Altria Group, Inc.			236,206	15,972,250

Anheuser-Busch InBev SA/NV (Belgium)			9,826	1,037,695

Aryzta AG (Switzerland)			2,450	107,878

Asahi Group Holdings, Ltd. (Japan)			17,000	536,004

Ashtead Group PLC (United Kingdom)			62,053	1,202,190

Associated British Foods PLC (United Kingdom)			14,253	481,700

B2W Cia Digital (Brazil)(NON)			42,200	132,252

British American Tobacco PLC (United Kingdom)			37,901	2,151,977

Bunzl PLC (United Kingdom)			8,004	207,124

Church & Dwight Co., Inc.			1,336	59,038

Coca-Cola Amatil, Ltd. (Australia)			254,877	1,858,751

Colgate-Palmolive Co.			4,673	305,801

ConAgra Foods, Inc.			9,800	387,590

Constellation Brands, Inc. Class A			202	30,969

Coty, Inc. Class A			12,947	237,060

CVS Health Corp.			4,082	322,111

Darden Restaurants, Inc.			6,500	472,680

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private) (Germany)(F)(RES)(NON)			16	103,739

Diageo PLC (United Kingdom)			20,994	543,138

Dr. Pepper Snapple Group, Inc.			57,800	5,240,726

Estee Lauder Cos., Inc. (The) Class A			60,300	4,612,347

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

General Mills, Inc.			4,571	282,351

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	3,978

Heineken Holding NV (Netherlands)			3,299	229,400

Heineken NV (Netherlands)			5,450	408,223

Henkel AG & Co. KGaA (Preference) (Germany)			6,177	736,647

Hershey Co. (The)			58,655	6,066,687

Imperial Brands PLC (United Kingdom)			33,782	1,469,575

Ingredion, Inc.			16,500	2,061,840

ITOCHU Corp. (Japan)			53,200	705,146

J Sainsbury PLC (United Kingdom)			133,274	408,338

Jardine Cycle & Carriage, Ltd. (Singapore)			8,900	251,924

JM Smucker Co. (The)			29,800	3,816,188

Kao Corp. (Japan)			5,500	260,222

Kerry Group PLC Class A (Ireland)			11,077	792,090

Koninklijke Ahold Delhaize NV (Netherlands)			136,939	2,882,264

Marine Harvest ASA (Norway)			8,740	157,605

McDonald's Corp.			74,280	9,041,362

MEIJI Holdings Co., Ltd. (Japan)			2,800	219,654

METRO AG (Germany)			21,872	725,855

Nestle SA (Switzerland)			21,591	1,548,638

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			17,191	164,518

PepsiCo, Inc.			135,220	14,148,069

Philip Morris International, Inc.			5,283	483,342

Pool Corp.			11,191	1,167,669

Procter & Gamble Co. (The)			1,492	125,447

Reckitt Benckiser Group PLC (United Kingdom)			11,271	952,786

Recruit Holdings Co., Ltd. (Japan)			2,400	96,108

Seven & i Holdings Co., Ltd. (Japan)			5,200	197,892

Shiseido Co., Ltd. (Japan)			5,400	136,416

SMS Co., Ltd. (Japan)			10,100	223,608

Sodexo SA (France)			2,390	274,640

Starbucks Corp.			175,600	9,749,312

Sysco Corp.			103,179	5,713,021

Tate & Lyle PLC (United Kingdom)			105,484	918,675

Unilever PLC (United Kingdom)			1,552	62,779

US Foods Holding Corp.(NON)			535	14,702

WH Group, Ltd. (Hong Kong)			1,052,000	847,014

WM Morrison Supermarkets PLC (United Kingdom)			228,050	647,867

Wolseley PLC (United Kingdom)			4,057	247,859

X5 Retail Group NV GDR (Russia)(NON)			8,776	284,872

				104,641,421
Energy (3.7%)

Baker Hughes, Inc.			181,000	11,759,570

BP PLC (United Kingdom)			111,825	694,824

California Resources Corp.(NON)			31	660

Caltex Australia, Ltd. (Australia)			9,189	201,742

Cenovus Energy, Inc. (Canada)			18,900	285,957

Cheniere Energy, Inc.(NON)			5,500	227,865

Chevron Corp.			110,600	13,017,620

Dril-Quip, Inc.(NON)			392	23,540

EnCana Corp. (Canada)			39,400	462,476

EOG Resources, Inc.			2,400	242,640

Exxon Mobil Corp.			249,049	22,479,163

FMC Technologies, Inc.(NON)			3,297	117,142

Halcon Resources Corp.(NON)(S)			6,477	60,495

JX Holdings, Inc. (Japan)			72,500	305,722

Koninklijke Vopak NV (Netherlands)			1,406	66,327

Milagro Oil & Gas, Inc. (Units)(F)			89	7,209

Nabors Industries, Ltd.			255,100	4,183,640

Neste OYJ (Finland)			6,549	251,407

Norsk Hydro ASA (Norway)			39,202	187,135

Occidental Petroleum Corp.			27,000	1,923,210

OMV AG (Austria)			53,137	1,871,842

Patterson-UTI Energy, Inc.			80,500	2,167,060

Phillips 66			1,386	119,764

QEP Resources, Inc.(NON)			161,500	2,973,215

Repsol SA (Spain)			79,964	1,124,732

Rowan Cos. PLC Class A(NON)(S)			126,600	2,391,474

Royal Dutch Shell PLC Class A (United Kingdom)			27,468	756,873

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)			20,020	544,181

Royal Dutch Shell PLC Class B (United Kingdom)			50,211	1,432,812

SandRidge Energy, Inc.(NON)			1,437	33,841

Schlumberger, Ltd.			115,852	9,725,775

Seventy Seven Energy, Inc.(NON)			3,992	179,640

Suncor Energy, Inc. (Canada)			16,732	547,078

Superior Energy Services, Inc.(S)			120,800	2,039,104

Total SA (France)			70,416	3,594,577

Vestas Wind Systems A/S (Denmark)			14,355	932,948

Woodside Petroleum, Ltd. (Australia)			39,085	877,211

				87,810,471
Financials (10.3%)

3i Group PLC (United Kingdom)			237,328	2,061,668

Admiral Group PLC (United Kingdom)			14,105	316,290

AerCap Holdings NV (Ireland)(NON)			5,400	224,694

Aflac, Inc.			62,912	4,378,675

Ageas (Belgium)			16,986	672,221

AGNC Investment Corp.(R)			167,580	3,038,225

AIA Group, Ltd. (Hong Kong)			131,800	737,588

Alleghany Corp.(NON)			48	29,190

Allianz SE (Germany)			14,739	2,436,403

Allied World Assurance Co. Holdings AG			29,100	1,562,961

Allstate Corp. (The)			124,401	9,220,602

Ally Financial, Inc.			105,747	2,011,308

American Financial Group, Inc.			474	41,769

Ameriprise Financial, Inc.			49,800	5,524,812

Annaly Capital Management, Inc.(R)			354,780	3,537,157

Aspen Insurance Holdings, Ltd.			17,050	937,750

Associated Banc-Corp.			942	23,267

Assured Guaranty, Ltd.			989	37,355

Australia & New Zealand Banking Group, Ltd. (Australia)			43,367	949,380

AXA SA (France)			75,180	1,897,085

Banco Macro SA ADR (Argentina)			2,200	141,570

Banco Santander SA (Spain)			295,971	1,545,038

Bank of Ireland (Ireland)(NON)			779,577	191,724

Bank of Montreal (Canada)			4,905	352,792

Bank of New York Mellon Corp. (The)			127,547	6,043,177

Bank of Nova Scotia (The) (Canada)			6,769	376,904

Barratt Developments PLC (United Kingdom)			50,847	289,272

Berkshire Hathaway, Inc. Class B(NON)			1,647	268,428

BNP Paribas SA (France)			38,142	2,429,699

Brandywine Realty Trust(R)			83,302	1,375,316

Brixmor Property Group, Inc.(R)			55,400	1,352,868

Broadridge Financial Solutions, Inc.			21,748	1,441,892

Camden Property Trust(R)			20,500	1,723,435

Canadian Imperial Bank of Commerce (Canada)			711	58,017

Capital One Financial Corp.			15,969	1,393,136

CBRE Group, Inc. Class A(NON)			45,200	1,423,348

Challenger, Ltd. (Australia)			117,987	953,989

Chimera Investment Corp.(R)			93,004	1,582,928

Chubb, Ltd.			2,854	377,070

Citigroup, Inc.			386,700	22,981,581

Concordia Financial Group, Ltd. (Japan)			119,300	572,141

CoreLogic, Inc.(NON)			30,817	1,134,990

Corporate Office Properties Trust(R)			31,609	986,833

Credicorp, Ltd. (Peru)			1,461	230,633

Credit Agricole SA (France)			4,910	60,872

Credit Suisse Group AG (Switzerland)			10,599	151,343

Daiwa Securities Group, Inc. (Japan)			29,000	178,149

Danske Bank A/S (Denmark)			8,143	246,971

DBS Group Holdings, Ltd. (Singapore)			16,500	196,857

DGB Financial Group, Inc. (South Korea)			47,791	386,135

Discover Financial Services			3,222	232,274

DNB ASA (Norway)			12,552	186,671

Duke Realty Corp.(R)			100,500	2,669,280

E*Trade Financial Corp.(NON)			175,800	6,091,470

Equity Commonwealth(NON)(R)			24,367	736,858

Equity Lifestyle Properties, Inc.(R)			14,934	1,076,741

Equity One, Inc.(R)			957	29,370

Equity Residential Trust(R)			89,944	5,788,796

Eurazeo SA (France)			3,256	190,457

Euronext NV 144A (France)			4,067	167,739

Everest Re Group, Ltd.			432	93,485

Extra Space Storage, Inc.(R)			6,400	494,336

Foxtons Group PLC (United Kingdom)			141,274	177,417

Fukuoka Financial Group, Inc. (Japan)			95,000	420,556

Goodman Group (Australia)(R)			35,190	181,550

Hanover Insurance Group, Inc. (The)			264	24,027

Hartford Financial Services Group, Inc. (The)			110,600	5,270,090

Hibernia REIT PLC (Ireland)(R)			464,755	604,032

Highwoods Properties, Inc.(R)			23,909	1,219,598

HomeServe PLC (United Kingdom)			14,647	111,147

Housing Development Finance Corp., Ltd. (HDFC) (India)			14,741	274,017

HSBC Holdings PLC (United Kingdom)			200,581	1,621,823

Iida Group Holdings Co., Ltd. (Japan)			19,100	361,596

Industrial Bank of Korea (South Korea)			6,593	69,208

ING Groep NV GDR (Netherlands)			89,035	1,252,983

Insurance Australia Group, Ltd. (Australia)			64,643	278,587

Intercontinental Exchange, Inc.			2,770	156,283

Investor AB Class B (Sweden)			50,996	1,905,708

Japan Hotel REIT Investment Corp (Japan)(R)			156	104,759

JPMorgan Chase & Co.			337,317	29,107,084

Kennedy-Wilson Holdings, Inc.			15,649	320,805

Kerry Properties, Ltd. (Hong Kong)			182,000	490,399

Legal & General Group PLC (United Kingdom)			36,004	109,660

Liberty Property Trust(R)			992	39,184

Lincoln National Corp.			103,100	6,832,437

Lloyds Banking Group PLC (United Kingdom)			136,924	105,299

Macerich Co. (The)(R)			23,397	1,657,443

Macquarie Group, Ltd. (Australia)			3,438	216,716

Mapfre SA (Spain)			118,180	360,628

Marsh & McLennan Cos., Inc.			2,973	200,945

Medibank Private, Ltd. (Australia)			26,957	54,808

MFA Financial, Inc.(R)			75,663	577,309

Mid-America Apartment Communities, Inc.(R)			24,196	2,369,272

Mitsubishi Estate Co., Ltd. (Japan)			10,000	198,226

Mitsubishi UFJ Financial Group, Inc. (Japan)			307,077	1,887,899

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			152,200	784,197

Mitsui Fudosan Co., Ltd. (Japan)			23,000	530,733

Mizuho Financial Group, Inc. (Japan)			1,523,400	2,727,316

Morgan Stanley			415,200	17,542,200

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			1,374	259,868

Natixis SA (France)			35,250	198,765

New World Development Co., Ltd. (Hong Kong)			756,000	792,432

NN Group NV (Netherlands)			28,100	951,543

Nomura Real Estate Holdings, Inc. (Japan)			16,500	280,079

Onex Corp. (Canada)			1,289	87,729

ORIX Corp. (Japan)			137,000	2,122,475

Partners Group Holding AG (Switzerland)			1,364	638,359

Permanent TSB Group Holdings PLC (Ireland)(NON)			100,068	290,213

Persimmon PLC (United Kingdom)			20,073	438,013

PNC Financial Services Group, Inc. (The)			4,004	468,308

Popular, Inc. (Puerto Rico)			53,456	2,342,442

Prudential Financial, Inc.			35,400	3,683,724

Prudential PLC (United Kingdom)			50,985	1,016,954

Public Storage(R)			110	24,585

Quality Care Properties, Inc.(NON)(R)			46,700	723,850

Regency Centers Corp.(R)			860	59,297

Regions Financial Corp.			300,500	4,315,180

Reinsurance Group of America, Inc.			14,447	1,817,866

Relo Group, Inc. (Japan)			2,700	385,556

Resona Holdings, Inc. (Japan)			291,500	1,500,280

Retail Properties of America, Inc. Class A(R)			42,976	658,822

SCOR SE (France)			8,479	292,918

Sekisui Chemical Co., Ltd. (Japan)			49,100	781,422

Senior Housing Properties Trust(R)			53,800	1,018,434

Shriram Transport Finance Co., Ltd. (India)			15,574	194,731

Skandinaviska Enskilda Banken AB (Sweden)			21,049	220,732

Societe Generale SA (France)			52,555	2,579,959

Spirit Realty Capital, Inc.(R)			229,100	2,488,026

Starwood Property Trust, Inc.(R)			109,500	2,403,525

Sumitomo Mitsui Financial Group, Inc. (Japan)			64,100	2,430,035

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			2,300	81,719

Sumitomo Realty & Development Co., Ltd. (Japan)			6,000	158,991

Sumitomo Warehouse Co., Ltd. (The) (Japan)			30,000	158,246

Sun Hung Kai Properties, Ltd. (Hong Kong)			19,000	237,882

SunTrust Banks, Inc.			3,000	164,550

Surya Semesta Internusa Tbk PT (Indonesia)			2,644,300	85,174

Swedbank AB Class A (Sweden)			9,930	240,001

Swiss Life Holding AG (Switzerland)			4,809	1,360,649

Swiss Re AG (Switzerland)			25,233	2,390,599

Synchrony Financial			105,400	3,822,858

TCF Financial Corp.			2,908	56,968

Toronto-Dominion Bank (Canada)			8,227	405,759

Travelers Cos., Inc. (The)			1,609	196,974

Tryg A/S (Denmark)			4,316	78,039

Two Harbors Investment Corp.(R)			7,335	63,961

U.S. Bancorp			3,894	200,035

UBS Group AG (Switzerland)			26,109	408,735

VEREIT, Inc.(R)			216,100	1,828,206

Viva Energy REIT (Australia)(NON)(R)			14,726	25,547

Voya Financial, Inc.			104,800	4,110,256

Weingarten Realty Investors(R)			13,534	484,382

Wells Fargo & Co.			9,276	511,200

Western Alliance Bancorp(NON)			1,021	49,733

Wharf Holdings, Ltd. (The) (Hong Kong)			88,000	578,298

Wheelock and Co., Ltd. (Hong Kong)			167,000	937,422

Woori Bank (South Korea)			20,361	214,519

WP Carey, Inc.(R)			11,600	685,444

Zurich Insurance Group AG (Switzerland)			1,344	369,145

				243,360,340
Health care (6.4%)

Actelion, Ltd. (Switzerland)			1,148	248,138

AIN Holdings, Inc. (Japan)			2,400	158,634

Alfresa Holdings Corp. (Japan)			19,100	314,894

Allergan PLC(NON)			10,861	2,280,919

AmerisourceBergen Corp.			138,362	10,818,525

Amgen, Inc.			91,800	13,422,078

Astellas Pharma, Inc. (Japan)			138,200	1,915,617

AstraZeneca PLC (United Kingdom)			23,835	1,292,650

Bayer AG (Germany)			14,753	1,539,121

Biogen, Inc.(NON)			14,900	4,225,342

Bruker Corp.			40,500	857,790

C.R. Bard, Inc.			32,894	7,389,966

Cardinal Health, Inc.			24,200	1,741,674

Celgene Corp.(NON)			26,200	3,032,650

Charles River Laboratories International, Inc.(NON)			28,579	2,177,434

Clinigen Group PLC (United Kingdom)			41,720	363,970

Cochlear, Ltd. (Australia)			5,400	476,705

DaVita Inc.(NON)			2,658	170,644

Eli Lilly & Co.			42,100	3,096,455

Fresenius SE & Co. KGaA (Germany)			4,267	333,313

Gilead Sciences, Inc.			56,600	4,053,126

GlaxoSmithKline PLC (United Kingdom)			160,014	3,055,813

Hologic, Inc.(NON)			109,800	4,405,176

Intuitive Surgical, Inc.(NON)			359	227,667

Johnson & Johnson			197,324	22,733,698

Lonza Group AG (Switzerland)			3,323	574,492

McKesson Corp.			38,430	5,397,494

Medipal Holdings Corp. (Japan)			32,900	516,534

Merck & Co., Inc.			3,907	230,005

Merck KGaA (Germany)			2,560	267,164

Mitsubishi Tanabe Pharma Corp. (Japan)			20,500	401,562

Novartis AG (Switzerland)			37,241	2,708,860

Novo Nordisk A/S Class B (Denmark)			1,813	65,122

Pfizer, Inc.			404,194	13,128,221

Roche Holding AG (Switzerland)			11,184	2,548,310

Sanofi (France)			40,112	3,244,093

Shionogi & Co., Ltd. (Japan)			3,200	152,688

Shire PLC (United Kingdom)			16,132	914,139

Smith & Nephew PLC (United Kingdom)			1,286	19,160

Sonic Healthcare, Ltd. (Australia)			52,245	806,288

Sumitomo Dainippon Pharma Co., Ltd. (Japan)			14,200	243,826

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)(S)			1,472	154,957

Teva Pharmaceutical Industries, Ltd. (acquired 8/1/16, cost $108,471) (Israel)(RES)			2,013	72,716

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			14,205	514,931

Thermo Fisher Scientific, Inc.			3,004	423,864

UnitedHealth Group, Inc.			120,818	19,335,713

VCA, Inc.(NON)			21,900	1,503,435

VWR Corp.(NON)			718	17,972

Waters Corp.(NON)			195	26,206

WellCare Health Plans, Inc.(NON)			21,800	2,988,344

Zoetis, Inc.			67,300	3,602,569

				150,190,664
Technology (8.9%)

Adobe Systems, Inc.(NON)			82,600	8,503,670

Agilent Technologies, Inc.			139,469	6,354,208

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			4,536	398,306

Alphabet, Inc. Class A(NON)			39,002	30,907,135

Amadeus IT Holding SA Class A (Spain)			30,670	1,393,316

Amdocs, Ltd.			78,905	4,596,216

Apple, Inc.			182,707	21,161,125

Applied Materials, Inc.			371,461	11,987,046

AtoS SE (France)			13,573	1,431,850

Brocade Communications Systems, Inc.			227,100	2,836,479

Check Point Software Technologies, Ltd. (Israel)(NON)			786	66,386

Cisco Systems, Inc.			241,672	7,303,328

CommerceHub, Inc. Ser. C(NON)			1,682	25,280

CompuGroup Medical SE (Germany)			10,052	412,061

Computer Sciences Corp.			107,500	6,387,650

CSRA, Inc.			40,900	1,302,256

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			43,700	2,402,189

eBay, Inc.(NON)			282,302	8,381,546

Facebook, Inc. Class A(NON)			98,600	11,343,930

Fiserv, Inc.(NON)			2,417	256,879

Fitbit, Inc. Class A(NON)(S)			7,322	53,597

Fujitsu, Ltd. (Japan)			10,000	55,393

Genpact, Ltd.(NON)			1,877	45,686

Hoya Corp. (Japan)			6,300	264,044

HP, Inc.			393,300	5,836,572

Infineon Technologies AG (Germany)			15,622	270,758

Instructure, Inc.(NON)			6,400	125,120

Internet Initiative Japan, Inc. (Japan)			4,900	73,851

Intuit, Inc.			18,756	2,149,625

L-3 Communications Holdings, Inc.			69,509	10,573,014

Lenovo Group, Ltd. (China)			264,000	158,993

LG Display Co., Ltd. (South Korea)			4,725	121,978

Maxim Integrated Products, Inc.			137,400	5,299,518

Microsoft Corp.			487,061	30,265,971

Mixi, Inc. (Japan)			6,800	247,695

Motorola Solutions, Inc.			30,194	2,502,781

MSCI, Inc.			421	33,166

Murata Manufacturing Co., Ltd. (Japan)			5,300	705,786

NCR Corp.(NON)			52,900	2,145,624

NEC Corp. (Japan)			97,000	256,253

Nokia OYJ (Finland)			141,657	679,243

Nuance Communications, Inc.(NON)			97,200	1,448,280

NVIDIA Corp.(S)			107,900	11,517,246

NXP Semiconductor NV(NON)			1,400	137,214

Open Text Corp. (Canada)			2,170	134,016

Paychex, Inc.			6,313	384,335

RIB Software AG (Germany)(S)			20,132	263,422

Samsung Electronics Co., Ltd. (South Korea)			921	1,360,831

Sartorius AG (Preference) (Germany)			3,828	283,434

SCREEN Holdings Co., Ltd. (Japan)			2,000	123,713

ServiceNow, Inc.(NON)			2,800	208,152

Sodick Co., Ltd. (Japan)			11,400	94,010

SoftBank Corp. (Japan)			5,700	376,299

Synopsys, Inc.(NON)			1,773	104,359

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			81,000	453,603

Tencent Holdings, Ltd. (China)			19,500	473,268

Texas Instruments, Inc.			4,377	319,390

Tokyo Electron, Ltd. (Japan)			8,300	782,512

Xerox Corp.			401,300	3,503,349

				211,282,957
Transportation (1.2%)

A. P. Moeller-Maersck A/S (Denmark)			434	690,543

Aena SA (Spain)			2,334	318,433

Air Canada (Canada)(NON)			15,100	153,739

ANA Holdings, Inc. (Japan)			227,000	610,570

Central Japan Railway Co. (Japan)			12,200	2,003,781

ComfortDelgro Corp., Ltd. (Singapore)			85,100	144,560

Delta Air Lines, Inc.(S)			168,331	8,280,202

Deutsche Post AG (Germany)			59,788	1,963,333

easyJet PLC (United Kingdom)			7,256	89,747

Japan Airlines Co., Ltd. (Japan)			14,800	431,881

Qantas Airways, Ltd. (Australia)			188,752	452,277

Royal Mail PLC (United Kingdom)			199,093	1,132,799

Southwest Airlines Co.			2,415	120,364

Transurban Group (Units) (Australia)			28,303	210,780

United Parcel Service, Inc. Class B			101,373	11,621,401

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,363,000	762,690

				28,987,100
Utilities and power (1.8%)

American Electric Power Co., Inc.			33,126	2,085,613

American Water Works Co., Inc.			1,117	80,826

AusNet Services (Units) (Australia)			112,028	127,602

Centrica PLC (United Kingdom)			203,364	585,905

China Water Affairs Group, Ltd. (China)			244,000	159,384

Chubu Electric Power Co., Inc. (Japan)			39,900	556,590

CLP Holdings, Ltd. (Hong Kong)			102,500	936,571

Concord New Energy Group, Ltd. (China)			1,630,000	84,745

E.ON SE (Germany)			116,443	812,165

Edison International			61,700	4,441,783

Endesa SA (Spain)			52,577	1,113,283

Enel SpA (Italy)			448,395	1,973,217

Entergy Corp.			161,325	11,852,548

Eversource Energy			1,132	62,520

Gas Natural SDG SA (Spain)			5,864	110,469

Great Plains Energy, Inc.			1,900	51,965

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)			102,500	84,510

Iberdrola SA (Spain)			39,887	261,559

NiSource, Inc.			99,504	2,203,019

PG&E Corp.			4,209	255,781

PPL Corp.			129,100	4,395,855

RWE AG (Germany)(NON)			38,904	483,822

Southern Co. (The)			4,341	213,534

SSE PLC (United Kingdom)			17,031	325,569

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			13,140	17,082

Toho Gas Co., Ltd. (Japan)			75,000	609,113

Tohoku Electric Power Co., Inc. (Japan)			36,600	461,819

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			31,900	128,567

Tokyo Gas Co., Ltd. (Japan)			61,000	275,367

UGI Corp.			138,000	6,359,040

Vectren Corp.			12,400	646,660

Veolia Environnement SA (France)			30,380	516,444

Vistra Energy Corp.			13,140	203,670

Westar Energy, Inc.			1,031	58,097

				42,534,694

Total common stocks (cost $1,076,727,574)				$1,211,227,153

CORPORATE BONDS AND NOTES (14.5%)(a)
			Principal amount	Value

Basic materials (1.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$220,000	$229,900

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			150,000	156,207

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			265,000	283,550

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			45,000	43,538

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			585,000	684,450

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			80,000	87,600

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			680,000	712,283

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			185,000	185,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			270,000	288,058

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			260,000	309,400

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			300,000	299,250

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			395,000	392,038

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			452,000	518,670

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			185,000	185,925

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			155,000	172,129

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			838,000	876,758

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			470,000	482,925

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			225,000	221,625

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			165,000	163,350

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			175,000	167,125

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			370,000	369,075

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			67,000	69,010

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			220,000	211,831

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			965,000	973,422

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			525,000	545,415

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			295,000	297,025

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			230,000	232,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			239,000	237,805

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			130,000	129,675

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			25,000	23,250

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			163,000	167,483

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			230,000	241,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			455,000	522,113

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			1,283,000	1,311,868

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			680,000	666,400

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			70,000	73,542

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			115,000	121,406

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			125,000	129,923

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			35,000	35,700

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			270,000	279,788

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			200,000	220,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			245,000	276,238

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			195,000	189,150

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			310,000	353,527

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			255,000	236,957

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			145,000	152,250

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			385,000	337,754

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			40,000	39,115

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			815,000	911,989

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			125,000	128,125

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			90,000	92,250

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			345,000	358,800

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			295,000	297,950

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			175,000	184,625

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			300,000	317,092

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			30,000	32,775

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			40,000	44,300

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			65,000	69,550

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			105,000	121,071

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			135,000	137,363

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			80,000	90,168

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			113,000	117,520

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			45,000	46,238

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			45,000	46,238

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			40,000	41,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			210,000	243,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			375,000	390,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			165,000	174,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			13,000	13,618

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			85,000	84,681

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			105,000	105,263

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			90,000	85,050

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			35,000	40,294

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			50,000	54,750

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			350,000	332,500

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			45,000	42,075

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			135,000	125,888

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			240,000	253,800

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			215,000	221,988

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			210,000	215,775

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			173,000	153,970

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			1,570,000	1,500,695

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			800,000	1,044,381

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			245,000	322,424

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			228,000	237,893

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			405,000	512,879

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			365,000	383,250

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			190,000	212,800

				24,694,069
Capital goods (0.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			415,000	412,925

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			215,000	217,150

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			132,000	146,025

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			170,000	167,025

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			180,000	180,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			405,000	425,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			95,000	98,325

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			210,000	216,300

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			60,000	60,300

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			70,000	74,025

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			57,000	59,280

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			220,000	223,850

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			240,000	258,771

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			270,000	285,525

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			40,000	40,200

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			315,000	345,023

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			865,000	895,811

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			80,000	89,600

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			510,000	507,523

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			315,000	307,519

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			290,000	274,172

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			245,000	241,053

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			315,000	383,433

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			255,000	275,462

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			515,000	480,268

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			370,000	381,100

L-3 Communications Corp. company guaranty sr. unsec. bonds 3.85%, 12/15/26			220,000	218,683

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			686,000	886,318

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			450,000	518,625

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			470,000	459,425

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			225,000	238,034

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			240,000	247,131

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			295,000	300,900

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			340,000	346,800

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			180,000	187,200

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			135,000	151,933

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			34,679	35,806

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.38%, 7/15/21			530,000	541,925

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			215,000	228,572

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			385,000	397,628

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			95,000	93,219

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			94,000	96,115

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			315,000	329,175

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			127,000	132,874

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			150,000	154,050

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			210,000	213,675

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			435,000	448,594

				13,272,597
Communication services (1.5%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			165,000	188,307

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,620,000	1,494,711

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			990,000	992,527

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			535,000	575,247

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			765,000	724,776

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			765,000	737,325

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			865,000	866,185

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			40,000	43,900

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22			83,000	86,009

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			129,000	133,838

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			125,000	127,500

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			330,000	352,275

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			60,000	62,100

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			199,000	204,970

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			113,000	115,543

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			24,000	25,380

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			235,000	239,113

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			218,000	221,815

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,645,000	1,901,750

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			480,000	505,886

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6.50%, 1/15/17			865,000	866,217

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			540,000	497,788

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			790,000	1,077,490

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			110,000	141,410

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			345,000	445,445

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			945,000	954,966

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			355,000	382,069

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			135,000	144,113

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			670,000	657,850

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20			660,000	716,862

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			75,000	79,865

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			470,000	459,425

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			338,000	363,350

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			655,000	756,525

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			435,000	639,500

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	180,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			190,000	195,510

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			120,000	123,900

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			355,000	373,212

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			65,000	69,225

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			30,000	26,850

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			89,000	67,863

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			10,000	10,275

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			28,000	9,170

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			47,000	14,688

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			185,000	247,014

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			50,000	51,375

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			60,000	60,600

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			60,000	61,950

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			277,000	292,488

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			53,000	54,921

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			115,000	123,366

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			510,000	498,368

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			230,000	235,750

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	410,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			497,000	490,788

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			67,000	70,936

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			107,000	111,013

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			169,000	186,323

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			318,000	339,465

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			465,000	494,063

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			1,050,000	1,051,964

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			582,000	616,193

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			570,000	609,188

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			127,000	131,921

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			50,000	52,813

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			7,000	7,481

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			47,000	49,056

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			213,000	224,715

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			400,000	529,014

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			500,000	488,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			342,000	358,803

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			627,000	633,015

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			58,000	69,978

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			4,434,000	4,251,816

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			815,000	804,394

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			160,000	192,899

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			340,000	348,925

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			1,498,000	1,495,221

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			285,000	275,025

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			237,000	250,035

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			269,000	240,083

				35,262,934
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			378,000	393,120

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			1,140,000	1,223,762

				1,616,882
Consumer cyclicals (2.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			350,000	430,904

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,425,000	1,976,103

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			851,000	851,328

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			80,000	81,900

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			44,000	46,035

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			95,000	97,138

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			215,000	221,450

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			310,000	297,392

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			908,000	978,353

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			132,000	63,360

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			110,000	118,250

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			75,000	80,775

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			214,000	218,815

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			344,000	344,998

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			355,000	382,726

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			264,000	284,460

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			65,000	65,975

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			528,000	489,774

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			75,000	78,750

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9.125%, 5/1/19			61,000	63,440

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			93,000	96,023

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			99,000	101,970

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			53,000	53,663

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			175,000	174,125

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			420,000	429,450

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2.375%, 8/1/18			1,592,000	1,603,980

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			355,000	355,000

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			145,000	141,013

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			585,000	577,293

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			55,000	58,163

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			1,680,000	1,599,560

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			185,000	196,100

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			535,000	584,793

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			915,000	943,906

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			235,000	239,301

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			162,000	180,708

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			390,000	574,544

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			841,000	1,055,493

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			235,000	307,124

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20			1,060,000	1,219,843

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134%, 8/4/25			260,000	260,313

Ford Motor Credit Co., LLC sr. unsec. unsub. notes Ser. GMTN, 4.389%, 1/8/26			430,000	435,794

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			385,000	371,106

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			1,020,000	980,751

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			177,000	179,319

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			255,000	257,395

General Motors Financial Co., Inc. company guaranty sr. unsec. sub. notes 2.625%, 7/10/17			460,000	462,488

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			288,000	285,694

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			170,000	165,859

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			1,366,000	1,350,885

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			130,000	136,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			105,000	109,505

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			250,000	248,125

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	165,000	129,036

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$545,000	571,096

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			150,000	145,500

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			45,000	43,650

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			25,000	32,061

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			795,000	798,831

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			184,000	204,895

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			851,000	920,488

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			394,000	415,197

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			893,000	940,408

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			100,000	98,520

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			117,000	95,648

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			132,000	136,620

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			450,000	457,875

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			410,000	415,125

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			65,000	70,200

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			340,000	335,325

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			55,000	56,719

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			100,000	95,250

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			107,000	120,509

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			53,000	56,644

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			84,000	86,520

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			90,000	93,150

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			30,000	31,538

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			330,000	345,263

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			135,000	138,375

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			245,000	248,063

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			115,000	115,288

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			296,000	305,620

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			60,000	60,750

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			295,000	299,425

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			230,000	255,875

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			45,000	47,588

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	78,663

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			175,000	194,688

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			153,000	154,913

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			185,000	164,881

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			375,000	265,313

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	44,550

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			235,000	233,238

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			75,000	77,906

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			170,000	173,188

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			115,000	118,229

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			430,000	427,189

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			1,225,000	1,212,347

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			95,000	99,513

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			152,000	158,080

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			172,000	179,310

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			127,000	130,810

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			135,000	133,313

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			110,000	109,725

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			786,000	783,816

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			268,000	297,480

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			400,000	397,000

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			195,000	196,026

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			524,000	533,170

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			80,000	81,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			300,000	306,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			490,000	518,349

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			800,000	748,004

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			135,000	137,700

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			770,000	766,150

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			40,000	34,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			115,000	123,338

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			495,000	506,138

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			140,000	146,475

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			203,000	207,568

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			95,000	98,563

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			4,000	4,245

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			70,000	73,850

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			310,000	318,525

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			30,000	31,275

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			110,000	109,725

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			77,000	78,925

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			90,000	90,225

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			120,000	120,600

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			460,000	428,939

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			1,250,000	1,242,901

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			594,000	553,324

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			40,000	38,200

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			865,000	864,785

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18			798,000	802,727

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			130,000	132,113

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			30,000	31,350

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			275,000	262,969

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			430,000	447,706

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			110,000	115,148

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			844,000	1,143,794

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			50,000	57,543

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			165,000	167,597

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			65,000	68,497

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			185,000	185,925

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			155,000	149,188

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			460,000	504,378

				48,936,451
Consumer staples (1.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			270,000	282,150

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			65,000	66,463

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			10,000	11,800

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			254,000	267,205

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			1,270,000	1,271,459

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,912,000	3,147,493

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,843,000	1,870,995

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			1,325,000	1,332,612

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			314,000	313,719

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			895,000	1,345,985

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			495,000	487,182

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			250,000	261,875

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			240,000	250,800

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			192,000	187,200

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8.50%, 6/15/19			27,000	30,933

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42			400,000	385,271

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			215,000	219,300

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			312,000	320,580

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23			430,000	444,067

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			320,000	312,653

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			103,000	116,168

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			732,000	794,900

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			865,000	872,582

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			38,398	42,566

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			330,797	348,159

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			120,000	126,300

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			1,263,000	1,264,857

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			165,000	206,213

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			550,000	524,470

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			509,000	644,932

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			462,000	509,252

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			176,000	178,862

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			515,000	510,493

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			400,000	365,244

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			43,000	44,075

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			1,125,000	1,098,194

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			190,000	192,850

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			190,000	194,038

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			420,000	511,077

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46			540,000	508,129

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			860,000	1,099,641

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			610,000	603,519

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			120,000	120,300

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			145,000	147,175

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			302,000	375,883

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			393,000	452,979

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,615,000	1,685,705

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			190,000	173,088

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			859,000	859,327

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			70,000	69,825

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			92,000	95,220

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			110,000	112,750

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			143,000	143,715

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			270,000	290,250

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			32,100	22,791

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			80,000	78,528

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			505,000	514,391

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			155,000	169,725

				28,877,915
Energy (1.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			260,000	269,100

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			175,000	208,279

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			215,000	238,532

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			310,000	347,619

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			65,000	66,544

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			185,000	186,850

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	92,025

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			50,000	52,408

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			254,000	257,990

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			67,000	59,128

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			12,000	10,830

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			695,000	675,054

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			310,000	310,622

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			865,000	866,881

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			465,000	413,850

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			1,515,000	1,537,554

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			65,000	67,275

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			340,000	379,090

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			100,000	86,596

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			290,000	295,890

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			401,000	432,579

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			50,000	51,000

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			851,000	849,077

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			455,000	470,356

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			980,000	978,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			54,000	55,958

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			865,000	860,576

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			60,000	55,350

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			335,000	338,146

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			170,000	166,600

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			285,000	281,438

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			180,000	162,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			267,000	289,028

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			190,000	188,794

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			285,000	361,621

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			255,000	256,454

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			100,000	98,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			200,000	213,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			562,000	517,040

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			135,000	145,085

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			65,000	64,105

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			240,000	250,200

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			310,000	361,063

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			275,000	286,688

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			70,000	89,636

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			415,000	430,044

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			95,000	95,713

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			200,000	201,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			105,000	101,822

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			170,000	181,831

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			105,000	95,025

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			120,000	111,000

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			720,000	778,056

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			250,000	266,250

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			210,000	220,500

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			85,000	86,666

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			510,000	341,700

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			55,000	56,375

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			210,000	215,250

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			85,000	85,289

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	198,918

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			733,000	790,724

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			3,806,000	3,653,760

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			1,082,000	1,069,773

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			16,000	6,096

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			575,000	221,375

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			110,000	91,300

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			220,000	200,200

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,250,000	1,291,019

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			220,000	213,314

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,005,000	1,826,555

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			865,000	869,825

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			10,000	9,350

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			90,000	94,950

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			335,000	350,913

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			75,000	73,125

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			135,000	132,638

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			280,000	300,300

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			1,305,000	1,316,419

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			500,000	538,750

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			260,000	13,650

SandRidge Energy, Inc. escrow company guaranty notes 8.75%, 6/1/20(F)			150,000	300

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			90,000	96,075

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			143,000	151,580

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			65,000	7

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			130,000	13

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			929,000	936,602

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			205,000	204,367

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			214,000	218,280

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			125,000	117,813

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			140,000	144,200

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			65,000	66,138

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			305,000	308,813

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			750,000	717,356

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			235,000	261,868

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			145,000	143,550

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			75,000	74,438

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			30,000	600

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			85,000	86,806

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			851,000	852,400

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			60,000	18,000

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			182,000	183,631

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			61,000	60,543

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			195,000	195,762

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			230,000	277,725

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			19,000	21,708

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			7,000	7,980

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			460,000	491,473

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			122,000	123,258

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			445,000	447,355

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			40,000	41,257

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			677,000	683,623

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			169,000	170,901

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			75,000	83,813

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			260,000	279,500

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			323,000	331,075

				38,572,746
Financials (4.1%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			830,000	825,926

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			85,000	87,554

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			1,545,000	1,566,406

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			130,000	125,450

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			292,000	338,697

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			70,000	79,275

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			217,000	243,311

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			104,000	107,900

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			810,000	807,975

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			77,000	84,026

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			235,000	223,250

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			865,000	983,841

American Express Co. sr. unsec. notes 7.00%, 3/19/18			627,000	666,308

American Express Co. sr. unsec. notes 6.15%, 8/28/17			1,122,000	1,155,475

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			414,000	523,710

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	211,325

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			505,000	495,213

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			370,000	394,050

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			450,000	450,054

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			478,000	483,378

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			60,000	62,700

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			2,720,000	2,596,784

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,299,000	1,301,989

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			295,000	291,165

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			555,000	555,742

Bank of America Corp. unsec. sub. FRN 1.723%, 9/15/26			125,000	112,028

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			1,722,000	2,012,730

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.30%, 3/15/17			250,000	251,936

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%, 1/11/17 (Canada)			851,000	851,205

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969%, 6/20/17			615,000	617,085

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			1,070,000	1,062,599

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)			834,000	837,351

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			865,000	864,620

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			877,000	876,947

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)			314,000	344,615

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			725,000	897,725

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			240,000	253,977

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			190,000	195,436

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			330,000	335,136

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			1,070,000	1,070,044

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			240,000	241,319

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			435,000	457,308

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			310,000	314,997

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			390,000	419,780

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			395,000	437,406

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			655,000	699,419

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			215,000	215,715

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			240,000	247,478

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			100,000	103,159

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			370,000	368,659

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			44,000	44,935

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			63,000	64,890

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			84,000	89,250

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			77,000	79,791

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			273,000	284,603

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18			153,000	161,224

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			104,000	109,720

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			688,000	679,538

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			103,000	104,288

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			400,000	439,604

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			390,000	389,513

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			770,000	865,018

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			465,000	464,656

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1.125%, 3/13/17			1,183,000	1,183,095

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3.375%, 1/19/17 (Netherlands)			774,000	774,706

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			70,000	71,925

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			334,000	337,340

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			631,000	613,648

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			157,000	182,830

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			160,000	88,800

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			125,000	144,844

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			269,000	286,675

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			110,000	116,404

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			135,000	137,700

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			435,000	450,993

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			220,000	218,900

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			245,000	238,263

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			151,000	140,808

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			445,000	469,416

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			2,886,000	3,024,260

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			990,000	1,096,716

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			1,015,000	1,022,452

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			500,000	502,973

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			164,000	201,238

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			205,000	227,404

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			425,000	436,428

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			305,000	300,743

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			55,000	53,611

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	284,232

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			185,000	272,875

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,379,000	1,550,053

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			290,000	291,227

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			25,000	24,938

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			190,000	200,718

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			237,000	242,036

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			127,000	126,048

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,130,000	2,335,283

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			33,000	35,393

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			110,000	119,213

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			45,000	45,169

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			504,000	514,362

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			1,073,000	1,111,092

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			1,250,000	1,226,843

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			862,000	865,195

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			3,080,000	2,988,173

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 10/1/17			330,000	340,555

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			974,000	979,804

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			340,000	321,015

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			725,000	816,510

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			1,065,000	1,198,125

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			896,000	922,744

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			470,000	478,295

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			180,000	193,500

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			595,000	597,204

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			300,000	361,650

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			460,000	500,230

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			130,000	130,566

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			95,000	99,513

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			530,000	551,093

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			575,000	590,666

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			980,000	987,381

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			105,000	109,856

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.641%, 12/9/19 (Australia)			1,570,000	1,573,733

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%, 7/25/18 (Australia)			475,000	478,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			235,000	243,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			270,000	273,375

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			210,000	292,473

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			230,000	237,763

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			405,000	320,456

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			520,000	573,246

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			120,000	125,100

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			95,000	99,038

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			995,000	970,834

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1.125%, 1/27/17			870,000	870,064

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			375,000	401,340

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			405,000	395,888

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			245,000	246,531

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			270,000	290,588

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			265,000	274,606

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			200,000	198,250

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			155,000	166,119

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			865,000	870,774

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			615,000	655,175

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			202,000	191,395

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			695,000	707,723

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			600,000	604,525

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			635,000	622,492

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			928,000	927,896

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			685,000	698,001

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			225,000	244,125

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			350,000	350,893

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			70,000	70,134

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			70,000	70,299

Simon Property Group LP sr. unsec. unsub. notes 3.375%, 3/15/22(R)			50,000	51,693

Simon Property Group LP sr. unsec. unsub. notes 2.20%, 2/1/19(R)			880,000	887,156

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			784,000	783,643

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			380,000	383,529

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			355,000	386,063

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			85,000	85,638

State Street Corp. jr. unsec. sub. FRB 1.963%, 6/15/37			398,000	351,733

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			448,000	450,095

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			385,000	375,975

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			600,000	636,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			40,000	34,900

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			86,000	84,007

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			235,000	308,643

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			225,000	231,750

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			581,000	573,040

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			595,000	603,848

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			2,320,000	2,320,784

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			170,000	173,400

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			395,000	396,975

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			195,000	197,925

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			215,000	232,200

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			1,900,000	2,024,731

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,599,000	1,679,526

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			700,000	752,500

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17			105,000	107,000

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			110,000	113,575

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			455,000	473,200

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			851,000	853,411

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17			250,000	259,448

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			485,000	519,760

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			550,000	533,917

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			210,000	212,028

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			422,000	424,110

				97,807,901
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			16,000	15,848

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			500,000	494,756

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			945,000	945,247

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			225,000	232,031

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			120,000	119,250

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			638,000	626,346

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			318,000	322,773

Actavis Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			615,000	618,555

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			235,000	235,000

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			730,000	753,338

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			865,000	867,822

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			422,000	544,724

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			865,000	892,076

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			975,000	1,000,804

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			230,000	242,363

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			325,000	341,705

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			65,000	63,456

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			155,000	156,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			464,000	322,480

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			490,000	520,813

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			145,000	46,400

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			45,000	38,025

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			334,000	353,205

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			95,000	80,750

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)			285,000	238,688

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			290,000	254,113

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			100,000	103,000

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			415,000	429,006

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			395,000	431,538

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			280,000	288,050

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			197,000	201,925

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			34,000	38,590

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			45,000	45,113

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			155,000	165,850

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			542,000	573,014

Kinetic Concepts, Inc./KCI USA, Inc. 144A notes 9.625%, 10/1/21			140,000	148,050

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			105,000	93,975

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			75,000	77,250

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			746,000	745,226

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			125,000	126,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			880,000	837,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			444,000	449,896

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			170,000	150,875

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			123,000	127,920

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			345,000	359,663

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			155,000	144,822

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			90,000	91,575

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			62,000	61,458

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			155,000	156,163

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			223,000	235,823

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			23,000	23,230

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			130,000	136,175

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			577,000	531,952

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			387,000	405,774

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			640,000	691,615

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			550,000	535,145

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			545,000	541,606

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			135,000	101,419

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			289,000	218,195

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	7,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			70,000	52,500

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			310,000	261,950

				19,917,186
Technology (0.7%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			335,000	345,487

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			25,000	25,238

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			493,000	506,470

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			600,000	576,128

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			95,000	40,850

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			223,000	195,125

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17			825,000	828,648

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17			392,000	391,947

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			105,000	111,300

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,352,000	1,500,961

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			222,000	273,346

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,289,000	1,367,293

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			45,000	47,877

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			865,000	865,360

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			120,000	123,314

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			375,000	408,425

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			350,000	372,750

First Data Corp. 144A notes 5.75%, 1/15/24			205,000	211,535

First Data Corp. 144A sr. notes 5.375%, 8/15/23			160,000	166,000

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			850,000	812,774

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			290,000	306,951

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			500,000	515,000

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			350,000	364,875

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			55,000	57,613

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			870,000	871,308

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			179,000	190,188

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			75,000	79,125

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			81,000	86,757

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			190,000	198,075

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			120,000	132,900

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			855,000	807,716

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			85,000	101,862

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			555,000	588,752

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			215,000	249,854

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			1,255,000	1,191,260

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			485,000	479,132

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			165,000	166,650

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			265,000	288,188

				15,847,034
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			410,000	393,600

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			240,000	282,142

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			155,000	188,967

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			480,000	465,243

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			180,180	199,549

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			95,000	94,694

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			254,000	243,020

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			320,390	321,591

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			93,408	100,414

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			530,000	548,550

				2,837,770
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			142,000	165,075

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			830,000	825,850

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			44,000	43,560

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			164,000	182,860

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			870,000	909,657

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			80,000	84,082

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			2,000	2,000

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			152,000	189,830

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			120,000	130,421

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			260,000	250,900

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			30,000	31,350

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			24,000	25,140

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			50,000	53,070

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			133,000	163,387

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			634,000	698,037

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			275,000	275,738

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			15,000	14,325

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			220,000	223,850

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			10,000	9,225

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			255,000	269,561

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			65,000	80,617

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			375,000	407,975

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			360,000	353,891

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			830,000	849,830

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			76,000	84,740

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			440,000	454,300

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			185,000	196,829

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			185,000	200,493

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			155,000	165,974

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			517,000	534,472

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21			185,000	154,475

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			102,000	69,615

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			30,000	31,275

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			305,000	318,086

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			123,000	122,599

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			599,000	608,086

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			300,000	297,587

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			107,000	131,124

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			400,000	530,759

Nevada Power Co. mtge. notes 7.125%, 3/15/19			265,000	294,578

NiSource Finance Corp. company guaranty sr. unsec. notes 6.125%, 3/1/22			165,000	190,289

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			171,000	178,268

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			265,000	250,425

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			175,000	174,125

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			450,000	442,041

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			175,000	205,263

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			170,000	181,556

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			760,000	728,656

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			255,000	319,124

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			655,000	690,920

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			20,000	20,136

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			160,000	191,911

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			839,000	717,345

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			114,000	125,407

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			77,000	79,503

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			57,000	57,839

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			150,000	151,875

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			64,000	640

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			495,000	512,579

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			180,000	149,850

Union Electric Co. sr. notes 6.40%, 6/15/17			320,000	327,136

				16,130,111

Total corporate bonds and notes (cost $337,631,787)				$343,773,596

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			$984,758	$1,074,810
3.50%, TBA, 1/1/47			70,000,000	72,789,066

				73,863,876
U.S. Government Agency Mortgage Obligations (7.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 9/1/45			723,873	767,956

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/47			24,000,000	27,120,000
4.00%, TBA, 1/1/47			58,000,000	60,972,500
3.50%, with due dates from 10/1/45 to 9/1/46			1,897,352	1,955,260
3.50%, TBA, 1/1/47			3,000,000	3,075,000
3.00%, 6/1/46			978,931	976,369
3.00%, TBA, 1/1/47			52,000,000	51,699,378
3.00%, TBA, 1/1/32			38,000,000	39,000,468
3.000%, 08/01/33(i)			179,203	184,964
2.50%, TBA, 1/1/47			1,000,000	952,344
2.449%, 12/01/32(i)			119,275	126,416

				186,830,655

Total U.S. government and agency mortgage obligations (cost $261,216,264)				$260,694,531

MORTGAGE-BACKED SECURITIES (2.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.256%, 7/25/25 (Bermuda)			$27,550	$27,748

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			122,248	190,646
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			1,511	1,563
IFB Ser. 3072, Class SM, 21.216%, 11/15/35			70,052	102,473
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			78,249	110,668
IFB Ser. 2990, Class LB, 15.147%, 6/15/34			142,030	173,774
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.356%, 12/25/27			1,083,171	1,104,499

Ser. 3863, Class A 3.500%, 09/15/24(i)			131,145	134,080
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 2.956%, 3/25/25			407,055	409,194
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.006%, 10/25/28			177,368	177,564
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.956%, 11/25/28			213,505	213,728
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1.856%, 12/25/28			432,987	433,902
Ser. 3391, PO, zero %, 4/15/37			9,207	7,816
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,694	5,004
Ser. 3326, Class WF, zero %, 10/15/35			3,411	2,530
FRB Ser. 3117, Class AF, zero %, 2/15/36			7,053	5,595

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			42,778	79,084
IFB Ser. 07-53, Class SP, 21.428%, 6/25/37			103,257	153,688
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			53,186	70,131
IFB Ser. 05-106, Class JC, 17.78%, 12/25/35			58,367	85,875
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			26,499	33,212
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			2,275,928	212,594
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.106%, 1/25/29			237,145	237,674
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.956%, 7/25/24			151,512	151,772
Ser. 07-14, Class KO, PO, zero %, 3/25/37			33,450	27,978
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,379	2,005
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,484	2,938
Ser. 06-46, Class OC, PO, zero %, 6/25/36			6,392	5,335

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			696,366	145,958
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			32,697	4,376
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			147,642	27,919
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			277,389	15,933
Ser. 13-14, IO, 3.50%, 12/20/42			1,881,331	259,116
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,684,821	273,100
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,442,195	372,790
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			2,556,869	336,740
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			6,290,639	704,552
Ser. 16-H16, Class EI, IO, 2.169%, 6/20/66			3,936,149	487,295
Ser. 15-H26, Class EI, IO, 1.71%, 10/20/65			3,713,064	357,939
Ser. 06-36, Class OD, PO, zero %, 7/16/36			4,226	3,543

				7,152,331
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.297%, 1/15/49			2,658,608	9,571

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.329%, 2/10/51			12,201,169	24,284

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.42%, 11/10/41			247,401	2,860
FRB Ser. 04-4, Class XC, IO, 0.028%, 7/10/42			139,116	48

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.201%, 2/11/41			166,996	835

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			444,000	155,400
FRB Ser. 06-PW14, Class X1, IO, 0.532%, 12/11/38			1,505,239	16,919

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.36%, 12/11/49			2,266,528	907

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.154%, 11/15/44			1,990,466	713

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			593,000	624,933
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			539,000	551,478

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.437%, 10/15/49			9,684,487	23,243

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			675,000	677,498
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			1,589,000	1,619,827
Ser. 13-CR11, Class AM, 4.715%, 10/10/46			411,000	439,400
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47			1,250,000	1,186,896
Ser. 13-LC6, Class AM, 3.282%, 1/10/46			578,000	582,046
FRB Ser. 14-CR18, Class XA, IO, 1.261%, 7/15/47			4,984,278	286,446
FRB Ser. 14-CR16, Class XA, IO, 1.22%, 4/10/47			1,996,514	109,010
FRB Ser. 14-UBS6, Class XA, IO, 1.052%, 12/10/47			7,256,062	392,553
FRB Ser. 14-LC17, Class XA, IO, 0.985%, 10/10/47			10,764,280	468,246

COMM Mortgage Trust 144A
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			1,415,000	1,518,012
Ser. 13-LC13, Class E, 3.719%, 8/10/46			456,000	303,924
FRB Ser. 06-C8, Class XS, IO, 0.566%, 12/10/46			6,472,940	1,398

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.067%, 1/15/49			19,127,774	153

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			52,926	55,043
FRB Ser. 03-C3, Class AX, IO, 1.996%, 5/15/38			185,745	11

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.30%, 4/15/50			655,000	651,330

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			1,218,000	993,242

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			1,226,000	1,179,968

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			15,507	15,507

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.542%, 7/10/44			358,000	360,942
FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44			738,000	748,922

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931%, 3/15/33			79,103	5

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			2,023,056	6

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			274,475	270,084

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.216%, 12/10/49			31,905,822	50,839

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.602%, 5/10/43			1,250,194	2,436

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.595%, 2/10/46			4,937,348	355,242

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			402,000	405,377
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			1,272,000	1,224,682
FRB Ser. 13-GC12, Class XA, IO, 1.684%, 6/10/46			3,010,855	194,200
FRB Ser. 14-GC22, Class XA, IO, 1.048%, 6/10/47			4,279,281	228,514
FRB Ser. 14-GC24, Class XA, IO, 0.862%, 9/10/47			6,462,605	292,110

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.654%, 1/10/45			314,000	306,181
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			1,114,000	1,138,619
FRB Ser. 11-GC5, Class C, 5.40%, 8/10/44			500,000	534,432
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			904,000	782,864
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			329,396	3

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.612%, 10/15/45			481,000	491,678

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.194%, 4/15/47			8,604,491	314,924
FRB Ser. 14-C25, Class XA, IO, 0.998%, 11/15/47			8,678,961	459,117

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.415%, 12/15/47			186,000	185,182

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.152%, 2/12/51			87,000	87,653
FRB Ser. 05-LDP5, Class F, 5.524%, 12/15/44			458,000	458,000
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			285,219	287,287
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			218,170	218,227
Ser. 13-C10, Class AS, 3.372%, 12/15/47			164,000	165,893
FRB Ser. 06-LDP8, Class X, IO, 0.351%, 5/15/45			2,684,779	493
FRB Ser. 07-LDPX, Class X, IO, 0.274%, 1/15/49			9,492,805	62,765

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.252%, 2/12/51			298,000	262,240
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45			1,175,000	1,080,178
FRB Ser. 12-C8, Class D, 4.66%, 10/15/45			979,000	937,980
FRB Ser. 05-CB12, Class X1, IO, 0.397%, 9/12/37			782,369	2,769
FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43			719,072	—

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			33,905	34,932
Ser. 98-C4, Class H, 5.60%, 10/15/35			28,059	28,125

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.113%, 4/15/41			486,000	480,605
Ser. 06-C1, Class AJ, 5.276%, 2/15/41			569,729	569,842
FRB Ser. 07-C2, Class XW, IO, 0.482%, 2/15/40			1,446,583	1,324

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			1,021,480	7,533
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			236,104	14

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.243%, 4/20/48			828,000	717,835

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.548%, 8/12/39			482,866	2,428
FRB Ser. 05-MCP1, Class XC, IO, 0.012%, 6/12/43			518,383	3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.741%, 5/15/44			19,177	205
FRB Ser. 07-C5, Class X, IO, 5.449%, 12/15/49			1,162,679	6,976
FRB Ser. 06-C4, Class X, IO, 4.409%, 7/15/45			273,038	3,932

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45			594,000	617,879
Ser. 12-C6, Class AS, 3.476%, 11/15/45			611,000	627,253
FRB Ser. 14-C17, Class XA, IO, 1.254%, 8/15/47			5,483,925	330,187

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.977%, 11/15/45			11,173,848	653,670

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			291,000	295,860
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			352,000	209,743
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			565,000	555,621

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			815,000	833,419
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			526,000	530,330

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			466,502	34,988

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958%, 8/10/49			326,000	337,736
FRB Ser. 12-C4, Class XA, IO, 1.76%, 12/10/45			8,607,740	619,190

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.29%, 10/15/44			426,000	423,132
FRB Ser. 06-C29, IO, 0.311%, 11/15/48			9,214,824	369
FRB Ser. 07-C34, IO, 0.294%, 5/15/46			7,845,968	14,907

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.059%, 6/15/45			4,056,340	811
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			206,000	21

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			501,000	503,054
FRB Ser. 14-LC16, Class XA, IO, 1.438%, 8/15/50			5,315,828	340,213

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			521,000	465,800

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			437,000	437,524
FRB Ser. 13-C15, Class C, 4.48%, 8/15/46			660,000	668,870
Ser. 13-C18, Class AS, 4.387%, 12/15/46			725,000	775,076
Ser. 13-C12, Class AS, 3.56%, 3/15/48			613,000	628,803
Ser. 13-C11, Class AS, 3.311%, 3/15/45			353,000	353,441
FRB Ser. 14-C22, Class XA, IO, 0.934%, 9/15/57			18,540,844	917,030
FRB Ser. 13-C14, Class XA, IO, 0.86%, 6/15/46			7,805,853	298,418

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			530,000	530,318
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44			1,022,000	1,036,308
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			1,643,000	1,679,310
Ser. 11-C4, Class E, 5.265%, 6/15/44			682,000	674,839
FRB Ser. 12-C9, Class D, 4.80%, 11/15/45			546,000	515,096
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			718,000	628,050
Ser. 14-C19, Class D, 4.234%, 3/15/47			474,000	382,892
FRB Ser. 12-C9, Class XA, IO, 2.099%, 11/15/45			8,046,215	652,468
FRB Ser. 12-C10, Class XA, IO, 1.699%, 12/15/45			5,790,577	403,835
FRB Ser. 13-C12, Class XA, IO, 1.38%, 3/15/48			2,389,511	131,136

				43,762,896
Residential mortgage-backed securities (non-agency) (0.7%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.645%, 1/26/36			472,304	352,565

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.507%, 6/25/46			1,686,336	1,467,113
FRB Ser. 05-27, Class 1A1, 1.468%, 8/25/35			321,315	240,858
FRB Ser. 05-59, Class 1A1, 1.069%, 11/20/35			530,230	455,101
FRB Ser. 06-OA10, Class 4A1, 0.946%, 8/25/46			2,266,822	1,822,298

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.106%, 9/25/28			400,000	460,020
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.906%, 11/25/28			480,000	520,766
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.006%, 11/25/23			720,000	762,552
FRB Ser. 16-HQA4, Class M3, 4.656%, 4/25/29			595,000	582,511

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.656%, 10/25/28			1,571,350	1,738,880
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.456%, 4/25/28			2,060,000	2,269,059
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.306%, 4/25/28			485,000	528,907
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.756%, 7/25/25			720,000	775,271
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.756%, 7/25/25			50,000	53,861
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 5.206%, 1/25/29			510,000	529,451

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1.581%, 8/25/34			368,900	357,833

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.997%, 8/26/47			160,000	121,600

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.681%, 3/26/47			550,000	341,550

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 0.916%, 4/25/36			449,966	441,246

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.676%, 12/25/36			821,919	755,719
FRB Ser. 05-AR9, Class A1C3, 1.716%, 7/25/45			691,616	646,937
FRB Ser. 05-AR19, Class A1C3, 1.256%, 12/25/45			115,307	104,214
FRB Ser. 05-AR13, Class A1C3, 1.246%, 10/25/45			325,961	283,384
FRB Ser. 05-AR11, Class A1B3, 1.156%, 8/25/45			559,450	511,896

				16,123,592

Total mortgage-backed securities (cost $67,768,363)				$67,038,819

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$1,209,000	$1,154,480

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			932,000	976,337

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			470,000	484,100

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	5,212	1,541,906

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$419,000	455,401

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			942,000	1,078,778

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			222,000	228,105

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			200,000	217,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			475,000	478,711

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			400,000	413,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			400,000	441,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			360,000	351,000

Peru (Republic of) sr. unsec. unsub. bonds 4.125%, 8/25/27 (Peru)			475,000	495,089

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			200,000	208,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			2,400,000	2,580,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			300,000	296,030

Total foreign government and agency bonds and notes (cost $12,563,964)				$11,398,937

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			$367,226	$317,650

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			725,619	799,995

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			614,747	619,166

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			107,032	107,768

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			159,538	159,513

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			157,136	136,904

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			124,021	119,603

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			203,272	176,662

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			284,288	286,704

Total senior loans (cost $2,696,906)				$2,723,965

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.756%, 2/25/17 acquired 2/4/16, cost $2,711,000)(RES)			$2,711,000	$2,711,000

Total asset-backed securities (cost $2,711,000)				$2,711,000

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,758	$4,043

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	0.00	62,300	213,449

Joyoung Co., Ltd. 144A (China)	11/20/17	0.00	37,600	97,551

Seventy Seven Energy, Inc.	8/1/21	23.82	560	11,480

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	48,600	241,129

Total warrants (cost $546,585)				$567,652

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$87,000	$169,596

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			99,000	97,577

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			33,885	42,208

Total convertible bonds and notes (cost $196,108)				$309,381

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/JPY (Call)	May-17/JPY118.00		$9,330,200	$233,815

Total purchased options outstanding (cost $284,133)				$233,815

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,508	$213,392

Total convertible preferred stocks (cost $137,227)				$213,392

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	$135,636

Total preferred stocks (cost $133,500)				$135,636

REPURCHASE AGREEMENTS (11.5%)(a)
			Principal amount	Value

Interest in $174,000,000 joint tri-party repurchase agreement dated 12/30/16 with Bank of Nova Scotia due 1/3/17 - maturity value of $50,002,778 for an effective yield of 0.500% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.625% to 2.000% and due dates ranging from 7/15/21 to 2/15/25, valued at $177,489,868)			$50,000,000	$50,000,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 12/30/16 with HSBC Bank USA, National Association due 1/3/17 - maturity value of $83,376,261 for an effective yield of 0.460% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.625% to 1.125% and due dates ranging from 5/15/17 to 7/31/21, valued at $255,004,589)			83,372,000	83,372,000

Interest in $218,293,000 joint tri-party repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/3/17 - maturity value of $55,954,108 for an effective yield of 0.500% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 3.500% and a due date of 12/1/46, valued at $222,658,861)			55,951,000	55,951,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 12/30/16 with RBC Capital Markets, LLC due 1/3/17 - maturity value of $81,861,366 for an effective yield of 0.480% (collateralized by various mortgage backed securities with coupon rates ranging from 1.672% to 5.402% and due dates ranging from 1/1/19 to 11/1/46, valued at $280,514,960)			81,857,000	81,857,000

Total repurchase agreements (cost $271,180,000)				$271,180,000

SHORT-TERM INVESTMENTS (20.3%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.440%, 2/1/17			$11,000,000	$10,995,567

Federal Home Loan Banks unsec. discount notes 0.361%, 1/27/17			21,000,000	20,994,687

Federal Home Loan Banks unsec. discount notes 0.355%, 1/25/17			35,000,000	34,991,880

Federal Home Loan Banks unsec. discount notes 0.350%, 1/20/17			22,000,000	21,996,062

Federal Home Loan Banks unsec. discount notes 0.430%, 1/5/17			13,600,000	13,599,738

Federal Home Loan Mortgage Corporation unsec. discount notes 0.450%, 1/5/17			25,000,000	24,999,588

Federal National Mortgage Association unsec. discount notes 0.345%, 1/11/17			16,750,000	16,748,593

Federal National Mortgage Association unsec. discount notes 0.450%, 1/3/17			35,000,000	35,000,031

Putnam Cash Collateral Pool, LLC 0.91%(d)(AFF)		Shares	30,162,801	30,162,801

Putnam Short Term Investment Fund 0.69%(AFF)		Shares	213,201,319	213,201,319

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(P)		Shares	890,000	890,000

U.S. Treasury Bills 0.317%, 1/19/17(SEG)(SEGSF)(SEGCCS)			$32,800,000	32,793,965

U.S. Treasury Bills 0.316%, 1/5/17			25,000,000	24,999,578

Total short-term investments (cost $481,371,761)				$481,373,809

TOTAL INVESTMENTS

Total investments (cost $2,515,165,172)(b)				$2,653,581,686

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $187,031,307) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$1,025,011	$1,086,306	$(61,295)
	British Pound	Sell	3/16/17	2,459,630	2,491,946	32,316
	Canadian Dollar	Buy	1/18/17	2,382,318	2,366,504	15,814
	Chinese Yuan (Offshore)	Sell	2/16/17	4,490,413	4,580,060	89,647
	Euro	Sell	3/16/17	15,529	13,998	(1,531)
	Hong Kong Dollar	Sell	2/16/17	820,666	821,201	535
	Japanese Yen	Buy	2/16/17	2,398,298	2,380,576	17,722
	Japanese Yen	Sell	2/16/17	2,097,265	2,249,058	151,793
	New Zealand Dollar	Sell	1/18/17	2,282,648	2,301,218	18,570
	Norwegian Krone	Sell	3/16/17	4,057,618	4,161,940	104,322
Barclays Bank PLC
	Australian Dollar	Sell	1/18/17	1,308,226	1,292,252	(15,974)
	Canadian Dollar	Buy	1/18/17	1,165,236	1,220,935	(55,699)
	Euro	Sell	3/16/17	3,607,224	3,550,984	(56,240)
	New Zealand Dollar	Sell	1/18/17	2,357,919	2,353,543	(4,376)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	2,636,361	2,776,950	(140,589)
	Canadian Dollar	Buy	1/18/17	224	225	(1)
	Chinese Yuan (Offshore)	Sell	2/16/17	2,211,506	2,268,982	57,476
	Danish Krone	Sell	3/16/17	1,122,130	1,138,881	16,751
	Euro	Buy	3/16/17	3,339,115	3,383,333	(44,218)
	Euro	Sell	3/16/17	3,570,990	3,545,836	(25,154)
	Japanese Yen	Sell	2/16/17	3,326,184	3,392,343	66,159
	New Zealand Dollar	Sell	1/18/17	2,200,016	2,205,235	5,219
Credit Suisse International
	Australian Dollar	Buy	1/18/17	2,559,751	2,714,011	(154,260)
	Canadian Dollar	Buy	1/18/17	4,948,115	4,985,125	(37,010)
	Canadian Dollar	Sell	1/18/17	4,971,357	4,978,803	7,446
	Euro	Buy	3/16/17	1,979,130	2,005,207	(26,077)
	Hong Kong Dollar	Sell	2/16/17	2,457,445	2,458,689	1,244
	New Zealand Dollar	Buy	1/18/17	994,774	1,018,006	(23,232)
	New Zealand Dollar	Sell	1/18/17	994,774	1,037,260	42,486
	Swedish Krona	Buy	3/16/17	2,399,916	2,381,893	18,023
Goldman Sachs International
	Australian Dollar	Sell	1/18/17	2,338,863	2,355,045	16,182
	Canadian Dollar	Buy	1/18/17	2,265,214	2,282,506	(17,292)
	Canadian Dollar	Sell	1/18/17	2,266,405	2,266,633	228
	Euro	Buy	3/16/17	1,971,101	2,074,414	(103,313)
	Japanese Yen	Buy	2/16/17	302,554	274,382	28,172
	New Taiwan Dollar	Sell	2/16/17	2,244,535	2,267,736	23,201
	New Zealand Dollar	Sell	1/18/17	4,352,190	4,512,874	160,684
	Norwegian Krone	Buy	3/16/17	2,384,409	2,366,839	17,570
	Norwegian Krone	Sell	3/16/17	2,301,108	2,361,137	60,029
	Russian Ruble	Buy	3/16/17	2,446,626	2,329,847	116,779
	South Korean Won	Sell	2/16/17	2,143,685	2,213,066	69,381
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/18/17	2,301,790	2,324,444	(22,654)
	Euro	Sell	3/16/17	1,172,689	1,161,369	(11,320)
	Hong Kong Dollar	Sell	2/16/17	1,993,976	1,995,008	1,032
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	3,673,709	4,015,919	(342,210)
	British Pound	Sell	3/16/17	3,428,149	3,522,749	94,600
	Canadian Dollar	Buy	1/18/17	4,720,759	4,767,259	(46,500)
	Chinese Yuan (Offshore)	Sell	2/16/17	2,278,892	2,311,270	32,378
	Euro	Sell	3/16/17	6,680,554	6,751,827	71,273
	Hong Kong Dollar	Sell	2/16/17	2,016,200	2,017,241	1,041
	Japanese Yen	Buy	2/16/17	2,275,784	2,328,686	(52,902)
	New Taiwan Dollar	Sell	2/16/17	2,244,535	2,254,072	9,537
	New Zealand Dollar	Sell	1/18/17	4,254,907	4,250,024	(4,883)
	Norwegian Krone	Sell	3/16/17	911,911	946,327	34,416
	Singapore Dollar	Buy	2/16/17	1,679,745	1,752,931	(73,186)
	South Korean Won	Sell	2/16/17	2,143,685	2,222,755	79,070
	Swedish Krona	Buy	3/16/17	2,933,289	2,917,955	15,334
	Swiss Franc	Buy	3/16/17	2,806,119	2,835,556	(29,437)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	2,973,319	3,153,275	(179,956)
	Canadian Dollar	Buy	1/18/17	2,333,003	2,360,648	(27,645)
	Euro	Buy	3/16/17	952,116	1,009,624	(57,508)
	New Zealand Dollar	Sell	1/18/17	1,482,648	1,470,825	(11,823)
	Swedish Krona	Buy	3/16/17	2,406,430	2,377,209	29,221
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	3,107,640	3,294,294	(186,654)
	Australian Dollar	Sell	1/18/17	2,369,450	2,377,466	8,016
	Canadian Dollar	Buy	1/18/17	2,334,121	2,369,670	(35,549)
	Euro	Sell	3/16/17	4,725,298	4,734,996	9,698
	Japanese Yen	Buy	2/16/17	2,055,123	2,210,931	(155,808)
	New Zealand Dollar	Sell	1/18/17	2,288,342	2,340,965	52,623
	Swedish Krona	Buy	3/16/17	2,546,907	2,459,618	87,289
UBS AG
	Australian Dollar	Buy	1/18/17	1,562,080	1,655,319	(93,239)
	Euro	Buy	3/16/17	2,090,895	2,118,366	(27,471)
	Euro	Sell	3/16/17	2,358,793	2,334,977	(23,816)
	New Zealand Dollar	Sell	1/18/17	2,279,037	2,306,154	27,117
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/17	1,253,473	1,223,957	(29,516)
	Canadian Dollar	Buy	1/18/17	224	224	—
	Euro	Sell	3/16/17	2,363,336	2,391,618	28,282

Total						$(459,662)

FUTURES CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	1,761	$119,475,045	Mar-17	$(1,095,701)
Russell 2000 Index Mini (Short)	134	9,091,230	Mar-17	105,351
S&P 500 Index E-Mini (Long)	1,909	213,445,290	Mar-17	436,816
S&P Mid Cap 400 Index E-Mini (Long)	107	17,752,370	Mar-17	(258,565)
U.S. Treasury Bond 30 yr (Long)	126	18,982,688	Mar-17	(99,602)
U.S. Treasury Bond Ultra 30 yr (Long)	216	34,614,000	Mar-17	(281,125)
U.S. Treasury Note 2 yr (Long)	503	108,993,813	Mar-17	(43,907)
U.S. Treasury Note 2 yr (Short)	151	32,719,813	Mar-17	11,496
U.S. Treasury Note 5 yr (Long)	1,000	117,664,063	Mar-17	(166,052)
U.S. Treasury Note 5 yr (Short)	11	1,294,305	Mar-17	1,697
U.S. Treasury Note 10 yr (Long)	271	33,680,219	Mar-17	(72,274)
U.S. Treasury Note 10 yr (Short)	815	101,289,219	Mar-17	214,863
U.S. Treasury Note Ultra 10 yr (Short)	14	1,876,875	Mar-17	3,800

Total				$(1,243,203)

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $104,032) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/JPY (Call)	May-17/JPY125.00	$9,330,200	$79,027

Total			$79,027

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $7,029,805) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 1/1/47	$4,000,000	1/18/17	$3,976,875
Federal National Mortgage Association, 3.00%, 1/1/32	2,000,000	1/23/17	2,052,656
Government National Mortgage Association, 4.00%, 1/1/47	1,000,000	1/24/17	1,062,032

Total			$7,091,563

WHEN-ISSUED SECURITIES SOLD at 12/31/16 (Unaudited)
COMMON STOCKS (0.1%)(a)	Shares	Value

Technology (0.1%)
Conduent, Inc.(NON)	80,255	$1,195,800

		1,195,800

Total when-issued securities sold (proceeds receivable $1,231,393)		$1,195,800

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$8,533,600	(E)	$38,514	3/15/47	3 month USD-LIBOR-BBA	2.704%	$230,554
	3,508,500	(E)	(15,843)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(94,798)
	24,044,200	(E)	38,826	3/15/27	3 month USD-LIBOR-BBA	2.4885%	290,833
	42,732,300	(E)	(71,473)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(519,350)
	45,228,800	(E)	46,819	3/15/22	3 month USD-LIBOR-BBA	2.132%	265,501
	40,214,200	(E)	(44,674)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(239,110)
	75,463,500	(E)	16,216	3/15/19	3 month USD-LIBOR-BBA	1.6065%	87,605
	66,851,100	(E)	(19,716)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(82,958)

	Total		$(11,331)	$(61,723)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$53,189	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$8
	1,160,550	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(369)
	146,038	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46)
	4,375	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(28)
	162,349	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(60)
	40,398	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	344
	162,007	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	169
	93,968	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(10)
	324,958	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(899)
	1,098,178	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,498)
	391,448	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,191
Citibank, N.A.
	165,377	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(226)
	286,460	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(391)
baskets	688	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	2,522,020
units	14,951	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(1,540,789)
Credit Suisse International
	$1,592,259	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(3,085)
	559,814	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(178)
	252,719	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(145)
Goldman Sachs International
	85,190	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(897)
	13,731	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(87)
	132,126	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20
	132,126	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20
	908,059	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(288)
	606,764	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,456)
	21,923	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	123
	26,298	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	147
	42,260	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13)
	485,237	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,716

Total		$—	$974,293

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$265
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	193
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	531
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	4,254
	Credit Suisse International
	CMBX NA BB Index	—	(22,174)	158,000	1/17/47	(500 bp)	(1,282)
	CMBX NA A Index	A/P	20,575	559,000	1/17/47	200 bp	7,879
	CMBX NA A Index	A/P	26,243	668,000	1/17/47	200 bp	11,072
	CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	154,054
	CMBX NA BBB- Index	BBB-/P	41,411	846,000	5/11/63	300 bp	(6,233)
	CMBX NA BBB- Index	BBB-/P	53,080	1,082,000	5/11/63	300 bp	(7,854)
	CMBX NA BBB- Index	BBB-/P	123,704	1,565,000	1/17/47	300 bp	35,569
	CMBX NA BBB- Index	BBB-/P	230,171	3,114,000	1/17/47	300 bp	54,801
	Goldman Sachs International
	CMBX NA BB Index	—	(63,835)	624,000	5/11/63	(500 bp)	18,176
	CMBX NA BB Index	—	(6,356)	42,000	1/17/47	(500 bp)	(802)
	CMBX NA A Index	A/P	59,442	1,179,000	1/17/47	200 bp	32,666
	CMBX NA BB Index	—	(146)	1,000	5/11/63	(500 bp)	(15)
	CMBX NA BB Index	—	(676)	4,000	1/17/47	(500 bp)	(147)
	CMBX NA BBB- Index	BBB-/P	4,225	81,000	5/11/63	300 bp	(337)
	CMBX NA BBB- Index	BBB-/P	36,766	392,000	5/11/63	300 bp	14,689
	CMBX NA BBB- Index	BBB-/P	117,643	1,565,000	5/11/63	300 bp	29,507
	CMBX NA BBB- Index	BBB-/P	13,522	194,000	1/17/47	300 bp	2,597
	CMBX NA BBB- Index	BBB-/P	32,200	378,000	1/17/47	300 bp	10,912
	CMBX NA BBB- Index	BBB-/P	56,822	654,000	1/17/47	300 bp	19,991
	CMBX NA BBB- Index	BBB-/P	69,387	881,000	1/17/47	300 bp	19,772
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	16,576	378,000	1/17/47	200 bp	7,992
	CMBX NA BB Index	—	(36,697)	261,000	5/11/63	(500 bp)	(2,394)
	CMBX NA BB Index	—	(30,579)	230,000	5/11/63	(500 bp)	(350)
	CMBX NA BB Index	—	(15,389)	107,000	5/11/63	(500 bp)	(1,327)
	CMBX NA BBB- Index	BBB-/P	49,953	637,000	5/11/63	300 bp	14,079
	CMBX NA BBB- Index	BBB-/P	242,277	2,871,000	5/11/63	300 bp	80,592
	CMBX NA BBB- Index	BBB-/P	604	5,000	1/17/47	300 bp	323
	CMBX NA BBB- Index	BBB-/P	949	18,000	1/17/47	300 bp	(64)
	CMBX NA BBB- Index	BBB-/P	3,320	60,000	1/17/47	300 bp	(59)
	CMBX NA BBB- Index	BBB-/P	3,189	122,000	1/17/47	300 bp	(3,681)
	CMBX NA BBB- Index	BBB-/P	14,171	144,000	1/17/47	300 bp	6,060

	Total		$1,035,633	$501,429

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(2,317,479)	$55,762,000	12/20/21	500 bp	$1,227,573
	NA IG Series 27 Index	BBB+/P	(1,233,492)	115,100,000	12/20/21	100 bp	546,451

	Total		$(3,550,971)	$1,774,024

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,366,547,609.
(b)	The aggregate identified cost on a tax basis is $2,525,379,089, resulting in gross unrealized appreciation and depreciation of $180,255,191 and $52,052,594, respectively, or net unrealized appreciation of $128,202,597.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,891,437, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$32,789,432	$33,907,053	$36,533,684	$50,865	$30,162,801
	Putnam Short Term Investment Fund**	271,201,319	55,000,000	113,000,000	343,616	213,201,319
	Totals	$303,990,751	$88,907,053	$149,533,684	$394,481	$243,364,120
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $30,162,801, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,108,836.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $760,831,312 to cover certain derivative contracts, securities sold short and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $191,746 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,336,338 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,442,712 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$17,739,522	$20,693,937	$—
Capital goods	68,093,500	8,102,674	—
Communication services	34,001,350	11,270,713	1,332
Conglomerates	—	4,254,832	—
Consumer cyclicals	145,363,169	32,898,477	—
Consumer staples	80,607,332	23,926,368	107,721
Energy	74,960,929	12,842,333	7,209
Financials	189,014,084	54,346,256	—
Health care	127,956,855	22,233,809	—
Technology	201,000,644	10,282,313	—
Transportation	20,175,706	8,811,394	—
Utilities and power	32,910,911	9,623,783	—
Total common stocks	991,824,002	219,286,889	116,262
Asset-backed securities	—	2,711,000	—
Convertible bonds and notes	—	309,381	—
Convertible preferred stocks	—	213,392	—
Corporate bonds and notes	—	343,137,276	636,320
Foreign government and agency bonds and notes	—	11,398,937	—
Mortgage-backed securities	—	67,038,819	—
Preferred stocks	135,636	—	—
Purchased options outstanding	—	233,815	—
Repurchase agreements	—	271,180,000	—
Senior loans	—	2,723,965	—
U.S. government and agency mortgage obligations	—	260,694,531	—
Warrants	4,043	563,609	—
Short-term investments	214,091,319	267,282,490	—

Totals by level	$1,206,055,000	$1,446,774,104	$752,582

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(459,662)	$—
Futures contracts	(1,243,203)	—	—
Written options outstanding	—	(79,027)	—
TBA sale commitments	—	(7,091,563)	—
When-issued securities sold	(1,195,800)	—	—
Interest rate swap contracts	—	(50,392)	—
Total return swap contracts	—	974,293	—
Credit default contracts	—	4,790,791	—

Totals by level	$(2,439,003)	$(1,915,560)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,690,659	$899,868
Foreign exchange contracts	1,944,475	2,249,349
Equity contracts	3,631,839	2,895,055
Interest rate contracts	971,712	1,460,146

Total	$12,238,685	$7,504,418

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$7,000,000
Written currency option contracts (contract amount)		$7,000,000
Futures contracts (number of contracts)		6,000
Forward currency contracts (contract amount)		$335,100,000
Centrally cleared interest rate swap contracts (notional)		$306,100,000
OTC total return swap contracts (notional)		$220,400,000
OTC credit default contracts (notional)		$19,500,000
Centrally cleared credit default contracts (notional)		$169,200,000
Warrants (number of warrants)		130,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Bank of Nova Scotia	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$—	$1,294,902	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,294,902
	OTC Total return swap contracts*#	—	2,712	—	—	2,522,020	—	3,026	—	—	—	—	—	—	—	—	—	2,527,758
	OTC Credit default contracts*#	—	—	—	—	—	198,845	88,225	—	—	78,594	—	—	—	—	—	—	365,664
	Centrally cleared credit default contracts§	—	—	—	72,106	—	—	—	—	—	—	—	—	—	—	—	—	72,106
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	586,438	—	—	—	—	—	586,438
	Forward currency contracts#	430,719	—	—	—	145,605	69,199	492,226	1,032	337,649	—	—	—	29,221	157,626	27,117	28,282	1,718,676
	Purchased options#	—	—	—	—	—	—	—	—	233,815	—	—	—	—	—	—	—	233,815
	Repurchase agreements	—	—	50,000,000	—	—	—	—	83,372,000	—	—	55,951,000	81,857,000	—	—	—	—	271,180,000

	Total Assets	$430,719	$2,712	$50,000,000	$1,367,008	$2,667,625	$268,044	$583,477	$83,373,032	$571,464	$78,594	$56,537,438	$81,857,000	$29,221	$157,626	$27,117	$28,282	$277,979,359

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	—	1,309,195	—	—	—	—	—	—	—	—	—	—	—	—	1,309,195
	OTC Total return swap contracts*#	—	2,910	—	—	1,541,406	3,408	5,741	—	—	—	—	—	—	—	—	—	1,553,465
	OTC Credit default contracts*#	9,518	4,393	—	—	—	399,950	260,210	—	—	225,797	—	—	—	—	—	—	899,868
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,675,869	—	—	—	—	—	1,675,869
	Forward currency contracts#	62,826	132,289	—	—	209,962	240,579	120,605	33,974	549,118	—	—	—	276,932	378,011	144,526	29,516	2,178,338
	Written options#	—	—	—	—	—	—	—	—	79,027	—	—	—	—	—	—	—	79,027

	Total Liabilities	$72,344	$139,592	$—	$1,309,195	$1,751,368	$643,937	$386,556	$33,974	$628,145	$225,797	$1,675,869	$—	$276,932	$378,011	$144,526	$29,516	$7,695,762

	Total Financial and Derivative Net Assets	$358,375	$(136,880)	$50,000,000	$57,813	$916,257	$(375,893)	$196,921	$83,339,058	$(56,681)	$(147,203)	$54,861,569	$81,857,000	$(247,711)	$(220,385)	$(117,409)	$(1,234)	$270,283,597
	Total collateral received (pledged)##†	$358,375	$(136,880)	$50,000,000	$—	$890,000	$(375,893)	$191,746	$83,339,058	$—	$(147,203)	$54,861,569	$81,857,000	$(247,711)	$(220,385)	$(109,978)	$—
	Net amount	$—	$—	$—	$57,813	$26,257	$—	$5,175	$—	$(56,681)	$—	$—	$—	$—	$—	$(7,431)	$(1,234)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017